Supplemental Oil and Gas Disclosures - Costs Incurred in Oil and Gas Property Acquisitions, Exploration and Development Activities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved	$ 177	$ 1,251	$ 2,755
Unproved	165	2,355	688
Exploration	1,892	2,689	1,762
Development	8,548	7,536	5,587
Costs incurred	215	13,831	10,792
Proved properties	83,390	78,383
Unproved properties	8,363	8,754
Capitalized costs, gross	91,753	87,137
Accumulated DD&A	(45,253)	(38,978)
Capitalized costs, net	46,500	48,159
United States [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved	17	1,076	368
Unproved		2,329	116
Exploration	757	1,369	418
Development	5,435	4,465	2,832
Costs incurred	6,209	9,239	3,734
Proved properties	41,904	40,163
Unproved properties	5,042	5,641
Capitalized costs, gross	46,946	45,804
Accumulated DD&A	(20,745)	(17,968)
Capitalized costs, net	26,201	27,836
Canada [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved		5
Unproved	137		33
Exploration	50	111	209
Development	722	762	883
Costs incurred	909	878	1,125
Proved properties	13,231	13,477
Unproved properties	1,116	1,059
Capitalized costs, gross	14,347	14,536
Accumulated DD&A	(9,310)	(8,899)
Capitalized costs, net	5,037	5,637
Egypt [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved	35	28	(12)
Unproved	11		2
Exploration	563	696	570
Development	618	394	344
Costs incurred	1,227	1,118	904
Proved properties	8,418	7,165
Unproved properties	660	686
Capitalized costs, gross	9,078	7,851
Accumulated DD&A	(5,356)	(4,474)
Capitalized costs, net	3,722	3,377
Australia [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved		32
Unproved			48
Exploration	169	149	286
Development	996	915	429
Costs incurred	1,165	1,096	763
Proved properties	7,298	6,319
Unproved properties	471	284
Capitalized costs, gross	7,769	6,603
Accumulated DD&A	(2,839)	(2,478)
Capitalized costs, net	4,930	4,125
North Sea [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved	125	110	2,399
Unproved	17	26	476
Exploration	278	111	18
Development	635	837	941
Costs incurred	1,055	1,084	3,834
Proved properties	9,378	8,401
Unproved properties	702	626
Capitalized costs, gross	10,080	9,027
Accumulated DD&A	(4,811)	(3,445)
Capitalized costs, net	5,269	5,582
Argentina [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Exploration	53	157	202
Development	142	161	156
Costs incurred	195	318	358
Proved properties	2,933	2,706
Unproved properties	349	382
Capitalized costs, gross	3,282	3,088
Accumulated DD&A	(1,964)	(1,562)
Capitalized costs, net	1,318	1,526
Other International [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproved			13
Exploration	22	96	59
Development		2	2
Costs incurred	22	98	74
Proved properties	228	152
Unproved properties	23	76
Capitalized costs, gross	251	228
Accumulated DD&A	(228)	(152)
Capitalized costs, net	$ 23	$ 76